UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Income Fund of Boston

Class A EVIBX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EVIBX-TSR-SAR

Eaton Vance Income Fund of Boston

Class C ECIBX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECIBX-TSR-SAR

Eaton Vance Income Fund of Boston

Class I EIBIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIBIX-TSR-SAR

Eaton Vance Income Fund of Boston

Class R ERIBX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$61	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ERIBX-TSR-SAR

Eaton Vance Income Fund of Boston

Class R6 EIBRX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,763,371,656
# of Portfolio Holdings	432
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.0%
Corporate Bonds	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.6%
CCC or Lower	10.9%
B	40.1%
BB	44.7%
BBB	1.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIBRX-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Income Fund of Boston
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Income Fund of Boston
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 0.7%
Security	Shares	Value
Energy — 0.2%
Ascent CNR Corp., Class A(1)(2)	32,029,863	$ 8,968,362
Energy Transfer LP	275,000	4,548,500
		$ 13,516,862
Environmental — 0.4%
GFL Environmental, Inc.	425,300	$ 21,222,470
		$ 21,222,470
Gaming — 0.0%
New Cotai Participation Corp., Class B(1)(2)(3)	36	$ 0
		$ 0
Healthcare — 0.0%†
Endo, Inc.(3)	92,467	$ 1,968,622
		$ 1,968,622
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(2)(3)	387,716	$ 5,621,882
		$ 5,621,882
Total Common Stocks (identified cost $23,777,615)		$ 42,329,836

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$8,290	$ 7,720,477
Total Convertible Bonds (identified cost $7,760,154)		$ 7,720,477

Corporate Bonds — 86.1%
Security	Principal Amount* (000's omitted)		Value
Aerospace — 2.8%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)		11,088	$ 11,289,114
Axon Enterprise, Inc.:
6.125%, 3/15/30(4)		5,830	5,946,039
6.25%, 3/15/33(4)		4,440	4,536,468
Bombardier, Inc.:
7.00%, 6/1/32(4)		7,225	7,318,788
7.25%, 7/1/31(4)		8,710	8,928,665
7.875%, 4/15/27(4)		2,798	2,806,576
8.75%, 11/15/30(4)		6,185	6,635,027
BWX Technologies, Inc.:
4.125%, 6/30/28(4)		9,145	8,793,496
4.125%, 4/15/29(4)		7,743	7,382,879
Moog, Inc., 4.25%, 12/15/27(4)		11,173	10,788,155
Rolls-Royce PLC, 3.625%, 10/14/25(4)		200	199,113
Science Applications International Corp., 4.875%, 4/1/28(4)		17,035	16,577,965
TransDigm, Inc.:
4.625%, 1/15/29		12,870	12,393,834
5.50%, 11/15/27		20,169	20,090,833
6.375%, 3/1/29(4)		6,785	6,920,443
6.625%, 3/1/32(4)		10,835	11,112,419
6.75%, 8/15/28(4)		17,349	17,719,297
			$ 159,439,111
Air Transportation — 0.7%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(4)		12,539	$ 12,742,822
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(4)		26,948	23,298,047
9.50%, 6/1/28(4)		4,439	4,340,990
			$ 40,381,859
Automotive & Auto Parts — 2.3%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)		22,788	$ 22,781,653
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(5)	EUR	23,968	27,151,482
6.75%, 2/15/30(4)		7,638	7,777,775
8.50%, 5/15/27(4)		6,507	6,543,107
Ford Motor Co., 4.75%, 1/15/43		17,531	13,118,089
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		13,448	12,806,154

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)		22,690	$ 16,950,644
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)		25,001	25,784,006
			$ 132,912,910
Broadcasting — 0.6%
Playtika Holding Corp., 4.25%, 3/15/29(4)		14,461	$ 12,711,264
Scripps Escrow II, Inc., 3.875%, 1/15/29(4)		6,508	4,966,264
Sinclair Television Group, Inc.:
4.375%, 12/31/32(4)		1,687	1,022,833
8.125%, 2/15/33(4)		14,017	13,884,609
			$ 32,584,970
Building Materials — 3.0%
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)		26,747	$ 24,113,405
5.00%, 3/1/30(4)		8,286	7,958,751
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)		21,533	17,819,380
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		7,025	6,348,286
Quikrete Holdings, Inc.:
6.375%, 3/1/32(4)		21,837	21,978,524
6.75%, 3/1/33(4)		24,081	24,192,154
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		23,080	22,576,697
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)		7,140	7,235,274
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	2,250	2,491,846
3.375%, 1/15/31(4)		15,417	13,628,753
4.375%, 7/15/30(4)		21,439	20,015,860
4.75%, 1/15/28(4)		5,450	5,338,621
			$ 173,697,551
Cable & Satellite TV — 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		11,207	$ 10,136,096
4.25%, 1/15/34(4)		22,372	18,860,563
4.50%, 8/15/30(4)		47,451	44,106,141
4.75%, 3/1/30(4)		18,571	17,550,991
5.375%, 6/1/29(4)		4,814	4,714,849
6.375%, 9/1/29(4)		18,913	19,099,747
CSC Holdings LLC:
3.375%, 2/15/31(4)		11,616	7,765,302
4.125%, 12/1/30(4)		7,542	5,175,989
5.50%, 4/15/27(4)		8,815	8,199,139
11.75%, 1/31/29(4)		10,259	9,705,458
Security	Principal Amount* (000's omitted)		Value
Cable & Satellite TV (continued)
DISH Network Corp., 11.75%, 11/15/27(4)		11,514	$ 12,111,159
			$ 157,425,434
Capital Goods — 2.5%
Arcosa, Inc., 6.875%, 8/15/32(4)		11,164	$ 11,386,562
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(6)		14,105	13,868,331
Calderys Financing LLC, 11.25%, 6/1/28(4)		23,813	25,189,248
Chart Industries, Inc., 9.50%, 1/1/31(4)		19,416	20,709,559
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)		22,565	22,911,576
ESAB Corp., 6.25%, 4/15/29(4)		11,457	11,638,945
Madison IAQ LLC, 5.875%, 6/30/29(4)		16,182	15,324,407
Patrick Industries, Inc.:
4.75%, 5/1/29(4)		14,923	14,031,433
6.375%, 11/1/32(4)		10,450	10,155,869
			$ 145,215,930
Chemicals — 2.8%
Avient Corp.:
6.25%, 11/1/31(4)		9,447	$ 9,353,899
7.125%, 8/1/30(4)		18,444	18,822,526
Celanese U.S. Holdings LLC, 6.95%, 11/15/33		26,174	26,243,499
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		11,410	11,287,322
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		6,475	6,003,490
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(4)		38,520	40,184,372
SNF Group SACA:
2.625%, 2/1/29(5)	EUR	13,094	14,169,973
2.625%, 2/1/29(4)	EUR	1,150	1,244,499
Valvoline, Inc., 3.625%, 6/15/31(4)		21,879	19,181,418
WR Grace Holdings LLC:
5.625%, 8/15/29(4)		4,210	3,736,448
7.375%, 3/1/31(4)		9,160	9,220,117
			$ 159,447,563
Consumer Products — 1.3%
Acushnet Co., 7.375%, 10/15/28(4)		11,589	$ 12,004,918
Edgewell Personal Care Co., 4.125%, 4/1/29(4)		13,670	12,792,915
Masterbrand, Inc., 7.00%, 7/15/32(4)		22,871	22,953,907
Somnigroup International, Inc.:
3.875%, 10/15/31(4)		25,171	22,126,245
4.00%, 4/15/29(4)		6,005	5,582,532

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Consumer Products (continued)
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		2,728	$ 2,266,739
			$ 77,727,256
Containers — 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	10,550	$ 10,137,091
4.00%, 9/1/29(4)		11,917	10,386,597
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(4)		16,134	14,785,010
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(4)		23,534	24,082,750
8.75%, 4/15/30(4)		18,719	19,304,025
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		5,005	4,939,298
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,705	5,677,548
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(4)		14,712	14,628,095
Trivium Packaging Finance BV, 8.50%, 8/15/27(4)		16,739	16,567,127
			$ 120,507,541
Diversified Financial Services — 3.2%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		23,834	$ 21,970,665
Boost Newco Borrower LLC, 7.50%, 1/15/31(4)		13,523	14,282,939
CI Financial Corp., 4.10%, 6/15/51		12,760	8,694,684
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)		22,787	21,525,678
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)		20,391	21,280,435
Focus Financial Partners LLC, 6.75%, 9/15/31(4)		16,675	16,790,274
Hightower Holding LLC, 9.125%, 1/31/30(4)		19,081	19,534,746
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(4)		21,645	21,293,695
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(4)		5,450	5,263,958
3.625%, 3/1/29(4)		20,814	19,377,806
4.00%, 10/15/33(4)		2,160	1,870,859
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)		11,559	11,732,930
			$ 183,618,669
Diversified Media — 2.1%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)		6,084	$ 5,727,215
6.125%, 12/1/28(4)		20,463	18,347,428
Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Cars.com, Inc., 6.375%, 11/1/28(4)	15,581	$ 15,320,967
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(4)	21,045	17,483,660
7.875%, 4/1/30(4)	12,711	12,729,463
CMG Media Corp., 8.875%, 6/18/29(4)	9,272	8,136,180
OT Midco, Inc., 10.00%, 2/15/30(4)	10,825	8,834,768
Snap, Inc., 6.875%, 3/1/33(4)	17,295	17,287,743
Stagwell Global LLC, 5.625%, 8/15/29(4)	20,322	19,201,412
		$ 123,068,836
Energy — 6.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	15,375	$ 15,453,997
Civitas Resources, Inc., 8.625%, 11/1/30(4)	20,287	19,573,867
DT Midstream, Inc., 4.125%, 6/15/29(4)	13,861	13,025,724
Energy Transfer LP, 5.00%, 5/15/50	13,980	11,181,619
Expand Energy Corp., 4.75%, 2/1/32	16,541	15,535,099
Global Partners LP/GLP Finance Corp.:
6.875%, 1/15/29	5,500	5,489,008
8.25%, 1/15/32(4)	13,576	13,834,012
ITT Holdings LLC, 6.50%, 8/1/29(4)	1,194	1,091,799
Kinetik Holdings LP, 5.875%, 6/15/30(4)	17,417	17,035,132
Matador Resources Co., 6.50%, 4/15/32(4)	14,740	14,215,887
Parkland Corp.:
4.50%, 10/1/29(4)	4,984	4,704,818
4.625%, 5/1/30(4)	16,642	15,682,980
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	18,688	18,268,946
6.25%, 2/1/33(4)	9,920	9,709,632
7.00%, 1/15/32(4)	12,443	12,539,060
Plains All American Pipeline LP, Series B, 8.695%, (3 mo. SOFR + 4.372%)(7)(9)	19,633	19,413,555
Precision Drilling Corp.:
6.875%, 1/15/29(4)	7,736	7,262,617
7.125%, 1/15/26(4)	2,571	2,564,501
SM Energy Co., 7.00%, 8/1/32(4)	11,275	10,405,624
Sunoco LP, 7.25%, 5/1/32(4)	11,440	11,874,434
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29	4,087	3,877,087
4.50%, 4/30/30	18,621	17,542,090
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	21,350	19,957,967
Transocean Poseidon Ltd., 6.875%, 2/1/27(4)	4,608	4,578,194
Transocean, Inc., 8.75%, 2/15/30(4)	5,039	4,929,725

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global LNG, Inc.:
7.00%, 1/15/30(4)	8,540	$ 8,051,638
8.125%, 6/1/28(4)	11,255	11,186,612
9.00% to 9/30/29(4)(7)(8)	23,781	20,462,478
9.50%, 2/1/29(4)	16,364	16,967,143
9.875%, 2/1/32(4)	3,544	3,600,665
Vital Energy, Inc.:
7.875%, 4/15/32(4)	7,611	5,920,391
9.75%, 10/15/30	10,446	8,863,528
Weatherford International Ltd., 8.625%, 4/30/30(4)	12,836	12,733,648
		$ 377,533,477
Entertainment & Film — 0.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)	16,425	$ 16,142,666
7.00%, 8/1/32(4)	10,685	10,936,407
		$ 27,079,073
Environmental — 1.5%
Clean Harbors, Inc.:
4.875%, 7/15/27(4)	4,475	$ 4,411,383
5.125%, 7/15/29(4)	4,845	4,762,249
6.375%, 2/1/31(4)	6,311	6,434,128
GFL Environmental, Inc.:
3.50%, 9/1/28(4)	19,165	18,190,113
4.75%, 6/15/29(4)	28,603	27,781,190
Reworld Holding Corp.:
4.875%, 12/1/29(4)	11,831	11,066,932
5.00%, 9/1/30	7,210	6,636,637
Wrangler Holdco Corp., 6.625%, 4/1/32(4)	7,150	7,346,968
		$ 86,629,600
Food & Drug Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(4)	17,635	$ 17,058,910
5.875%, 2/15/28(4)	8,075	8,077,049
Ingles Markets, Inc., 4.00%, 6/15/31(4)	16,982	15,388,149
		$ 40,524,108
Food, Beverage & Tobacco — 4.3%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	16,072	$ 16,691,967
Cerdia Finanz GmbH, 9.375%, 10/3/31(4)	25,260	25,481,025
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(4)(6)	27,040	28,721,013
Security	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco (continued)
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)	13,343	$ 13,132,668
7.625%, 7/1/29(4)	23,546	24,691,419
Darling Ingredients, Inc., 6.00%, 6/15/30(4)	12,596	12,573,007
Performance Food Group, Inc.:
4.25%, 8/1/29(4)	26,257	24,887,523
6.125%, 9/15/32(4)	9,990	10,005,455
Pilgrim's Pride Corp.:
3.50%, 3/1/32	22,122	19,651,439
6.875%, 5/15/34	7,650	8,299,814
Post Holdings, Inc., 6.25%, 2/15/32(4)	11,918	12,025,254
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	17,847	17,772,831
U.S. Foods, Inc., 4.75%, 2/15/29(4)	17,581	17,099,136
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(4)	14,776	14,072,594
		$ 245,105,145
Gaming — 2.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	23,191	$ 24,069,533
Caesars Entertainment, Inc.:
4.625%, 10/15/29(4)	5,760	5,323,210
6.00%, 10/15/32(4)	11,360	10,716,669
6.50%, 2/15/32(4)	10,640	10,704,936
7.00%, 2/15/30(4)	7,130	7,303,033
Churchill Downs, Inc., 5.75%, 4/1/30(4)	17,060	16,700,894
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(4)	16,834	16,835,275
International Game Technology PLC:
5.25%, 1/15/29(4)	11,610	11,361,634
6.25%, 1/15/27(4)	10,967	11,026,398
Light & Wonder International, Inc., 7.00%, 5/15/28(4)	18,466	18,486,608
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)	9,560	9,567,443
		$ 142,095,633
Healthcare — 8.7%
1261229 BC Ltd., 10.00%, 4/15/32(4)	28,783	$ 28,202,565
AHP Health Partners, Inc., 5.75%, 7/15/29(4)	2,000	1,850,507
AMN Healthcare, Inc.:
4.00%, 4/15/29(4)	6,686	6,001,766
4.625%, 10/1/27(4)	1,570	1,505,628
athenahealth Group, Inc., 6.50%, 2/15/30(4)	44,991	43,047,899

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Avantor Funding, Inc., 3.875%, 7/15/28(5)	EUR	10,850	$ 12,151,121
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(4)		12,427	9,066,553
Endo Finance Holdings, Inc., 8.50%, 4/15/31(4)		14,311	14,897,536
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)		10,120	8,794,564
HealthEquity, Inc., 4.50%, 10/1/29(4)		22,730	21,507,535
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)		30,764	32,454,236
IQVIA, Inc.:
5.00%, 5/15/27(4)		11,074	10,994,838
6.50%, 5/15/30(4)		8,363	8,504,862
LifePoint Health, Inc.:
5.375%, 1/15/29(4)		26,650	24,020,202
9.875%, 8/15/30(4)		8,380	8,924,474
10.00%, 6/1/32(4)		3,880	3,768,450
Medline Borrower LP, 5.25%, 10/1/29(4)		50,264	47,781,844
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)		26,395	23,816,198
3.875%, 5/15/32(4)		6,477	5,711,689
6.25%, 1/15/33(4)		9,255	9,191,476
Option Care Health, Inc., 4.375%, 10/31/29(4)		20,983	19,834,334
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(4)(6)		8,053	8,001,158
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		18,023	17,170,069
4.90%, 12/15/44		5,983	4,645,029
Prestige Brands, Inc., 3.75%, 4/1/31(4)		8,014	7,242,104
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)		7,839	7,831,009
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)		17,369	18,649,658
Tenet Healthcare Corp.:
4.375%, 1/15/30		2,505	2,376,320
5.125%, 11/1/27		12,794	12,697,996
6.125%, 10/1/28		16,666	16,638,223
6.875%, 11/15/31		9,134	9,388,393
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		39,016	27,602,493
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)		22,863	23,238,662
Varex Imaging Corp., 7.875%, 10/15/27(4)		6,612	6,352,899
			$ 503,862,290
Homebuilders & Real Estate — 3.0%
Artera Services LLC, 8.50%, 2/15/31(4)		15,935	$ 15,137,457
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)		7,522	6,967,290
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.: (continued)
4.625%, 4/1/30(4)	11,328	$ 10,395,612
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(4)	8,802	8,598,172
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(4)	19,933	19,410,213
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	13,307	13,381,453
8.875%, 9/1/31(4)	9,265	9,921,083
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	21,967	23,087,844
M/I Homes, Inc.:
3.95%, 2/15/30	4,530	4,116,879
4.95%, 2/1/28	7,226	7,074,907
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	5,875	5,462,859
4.625%, 3/15/30(4)	16,093	14,889,612
7.375%, 2/15/31(4)	14,940	15,657,209
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(4)	3,192	3,138,020
TopBuild Corp., 4.125%, 2/15/32(4)	17,735	15,975,894
		$ 173,214,504
Insurance — 1.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)	8,853	$ 8,845,915
6.75%, 10/15/27(4)	33,823	33,615,176
7.00%, 1/15/31(4)	8,033	8,160,703
7.375%, 10/1/32(4)	2,645	2,676,243
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)	15,943	17,164,760
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)	17,122	17,555,871
Ryan Specialty LLC, 5.875%, 8/1/32(4)	14,587	14,420,371
		$ 102,439,039
Leisure — 3.3%
Carnival Corp., 6.00%, 5/1/29(4)	29,712	$ 29,568,717
Motion Finco SARL, 8.375%, 2/15/32(4)	12,705	12,040,536
NCL Corp. Ltd.:
5.875%, 3/15/26(4)	1,753	1,745,399
5.875%, 2/15/27(4)	5,878	5,854,637
6.75%, 2/1/32(4)	15,375	15,023,289
7.75%, 2/15/29(4)	15,105	15,602,529

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
NCL Finance Ltd., 6.125%, 3/15/28(4)	10,638	$ 10,569,521
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	6,065	5,817,835
6.00%, 2/1/33(4)	17,382	17,441,844
6.25%, 3/15/32(4)	14,285	14,511,239
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	15,199	14,590,140
Viking Cruises Ltd.:
5.875%, 9/15/27(4)	25,312	25,280,377
6.25%, 5/15/25(4)	9,480	9,489,821
7.00%, 2/15/29(4)	7,222	7,254,667
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)	4,638	4,595,381
		$ 189,385,932
Metals & Mining — 2.9%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	32,777	$ 36,029,953
Constellium SE, 3.75%, 4/15/29(4)	16,871	15,521,113
Eldorado Gold Corp., 6.25%, 9/1/29(4)	14,223	14,034,109
First Quantum Minerals Ltd.:
8.00%, 3/1/33(4)	7,800	7,726,905
9.375%, 3/1/29(4)	22,690	23,829,061
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	12,813,993
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)	9,850	9,675,300
6.125%, 4/1/29(4)	5,978	5,957,931
Novelis Corp.:
3.25%, 11/15/26(4)	7,535	7,315,505
3.875%, 8/15/31(4)	7,214	6,233,267
4.75%, 1/30/30(4)	16,882	15,715,558
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	15,218	14,454,878
		$ 169,307,573
Publishing & Printing — 0.8%
Cimpress PLC, 7.375%, 9/15/32(4)	9,135	$ 8,346,425
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)	9,755	9,566,127
7.375%, 9/1/31(4)	7,785	7,962,766
8.00%, 8/1/29(4)	19,785	19,622,688
		$ 45,498,006
Security	Principal Amount* (000's omitted)	Value
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)	12,165	$ 12,150,379
		$ 12,150,379
Restaurant — 1.4%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	18,605	$ 17,883,736
4.00%, 10/15/30(4)	23,200	21,142,333
4.375%, 1/15/28(4)	8,402	8,143,182
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(4)	18,056	19,157,488
Yum! Brands, Inc., 3.625%, 3/15/31	17,756	16,039,409
		$ 82,366,148
Services — 5.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	17,818	$ 17,629,329
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)	6,425	6,568,892
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(4)	14,878	13,976,695
9.75%, 7/15/27(4)	15,748	15,817,937
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	12,722	12,240,705
APi Group DE, Inc., 4.75%, 10/15/29(4)	15,963	15,027,281
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	12,619	11,487,921
EquipmentShare.com, Inc., 8.625%, 5/15/32(4)	7,421	7,585,590
Gartner, Inc.:
3.625%, 6/15/29(4)	4,186	3,930,373
4.50%, 7/1/28(4)	8,049	7,940,646
Imola Merger Corp., 4.75%, 5/15/29(4)	28,747	27,487,866
Korn Ferry, 4.625%, 12/15/27(4)	14,068	13,625,008
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	15,655	14,214,792
RB Global Holdings, Inc.:
6.75%, 3/15/28(4)	11,000	11,229,427
7.75%, 3/15/31(4)	4,087	4,290,263
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	18,702	17,598,980
VT Topco, Inc., 8.50%, 8/15/30(4)	22,802	23,884,805
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	26,713	26,475,511
WESCO Distribution, Inc.:
6.375%, 3/15/29(4)	8,758	8,884,658
6.375%, 3/15/33(4)	10,735	10,869,842
6.625%, 3/15/32(4)	8,812	8,974,766
7.25%, 6/15/28(4)	8,696	8,819,040

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
White Cap Buyer LLC, 6.875%, 10/15/28(4)	17,285	$ 16,860,387
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	31,988	33,708,794
		$ 339,129,508
Steel — 0.9%
Allegheny Ludlum LLC, 6.95%, 12/15/25	9,369	$ 9,449,620
ATI, Inc., 5.875%, 12/1/27	2,697	2,693,110
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(4)	13,980	13,152,238
7.50%, 9/15/31(4)	12,010	11,632,987
TMS International Corp., 6.25%, 4/15/29(4)	13,149	12,184,832
		$ 49,112,787
Super Retail — 3.6%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	5,684	$ 5,351,740
4.75%, 3/1/30	9,195	8,608,405
5.00%, 2/15/32(4)	2,378	2,169,249
Bath & Body Works, Inc.:
6.75%, 7/1/36	4,233	4,171,007
6.875%, 11/1/35	1,827	1,830,596
6.95%, 3/1/33	10,748	10,658,443
Champ Acquisition Corp., 8.375%, 12/1/31(4)	14,297	15,097,303
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	17,820	18,502,720
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	12,111	12,519,080
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(4)	4,756	4,202,180
8.75%, 1/15/32(4)	5,446	4,367,066
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)	11,459	10,904,490
6.375%, 1/15/30(4)	4,810	4,868,162
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	7,899	7,635,207
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	15,122	14,312,723
8.25%, 8/1/31(4)	2,693	2,819,326
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	7,149	6,646,046
4.375%, 1/15/31(4)	10,684	9,822,846
4.625%, 12/15/27(4)	4,222	4,103,357
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	29,052	26,833,540
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	11,241	10,756,312
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	12,675	11,903,535
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Sonic Automotive, Inc.: (continued)
4.875%, 11/15/31(4)		10,294	$ 9,406,468
			$ 207,489,801
Technology — 3.1%
Ciena Corp., 4.00%, 1/31/30(4)		14,395	$ 13,346,416
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)		10,020	10,033,115
9.00%, 9/30/29(4)		23,076	23,272,831
Coherent Corp., 5.00%, 12/15/29(4)		12,195	11,692,050
Ellucian Holdings, Inc., 6.50%, 12/1/29(4)		14,263	14,284,621
Fair Isaac Corp., 4.00%, 6/15/28(4)		14,364	13,789,641
Insight Enterprises, Inc., 6.625%, 5/15/32(4)		13,605	13,818,109
McAfee Corp., 7.375%, 2/15/30(4)		12,661	10,949,511
ON Semiconductor Corp., 3.875%, 9/1/28(4)		15,579	14,744,857
Seagate HDD Cayman:
4.091%, 6/1/29		3,723	3,537,995
9.625%, 12/1/32		7,787	8,795,863
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)		16,844	14,748,339
6.625%, 7/15/32(4)		4,540	4,502,844
VM Consolidated, Inc., 5.50%, 4/15/29(4)		20,362	19,658,216
			$ 177,174,408
Telecommunications — 2.9%
Altice Financing SA:
5.00%, 1/15/28(4)		8,859	$ 6,813,488
5.75%, 8/15/29(4)		5,699	4,210,145
C&W Senior Finance Ltd., 9.00%, 1/15/33(4)		8,400	8,434,860
EchoStar Corp., 10.75%, 11/30/29		13,037	13,801,135
Iliad Holding SASU:
7.00%, 10/15/28(4)		5,008	5,073,490
7.00%, 4/15/32(4)		9,600	9,742,865
8.50%, 4/15/31(4)		7,595	8,019,386
Sable International Finance Ltd., 7.125%, 10/15/32(4)		7,561	7,440,742
Virgin Media Finance PLC, 5.00%, 7/15/30(4)		10,049	8,823,573
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)		18,914	17,021,786
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	7,258	9,114,141
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(4)		12,243	11,854,153
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(4)		10,402	9,153,316

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC: (continued)
7.75%, 4/15/32(4)	7,260	$ 7,334,144
Zegona Finance PLC, 8.625%, 7/15/29(4)	23,567	25,130,317
Ziggo Bond Co. BV, 5.125%, 2/28/30(4)	9,186	8,155,495
Ziggo BV, 4.875%, 1/15/30(4)	5,796	5,342,919
		$ 165,465,955
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)	19,919	$ 18,202,339
		$ 18,202,339
Utility — 5.2%
Alpha Generation LLC, 6.75%, 10/15/32(4)	29,326	$ 29,912,579
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(4)	6,935	6,593,926
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(4)	17,295	17,003,054
Calpine Corp.:
4.50%, 2/15/28(4)	8,929	8,740,841
5.00%, 2/1/31(4)	12,773	12,296,447
5.125%, 3/15/28(4)	12,610	12,501,346
Clearway Energy Operating LLC, 3.75%, 2/15/31(4)	7,461	6,648,298
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)	15,872	13,807,078
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	9,063	7,949,851
NRG Energy, Inc.:
3.375%, 2/15/29(4)	7,148	6,633,892
3.625%, 2/15/31(4)	11,913	10,715,833
3.875%, 2/15/32(4)	9,445	8,454,602
5.25%, 6/15/29(4)	5,370	5,311,961
6.00%, 2/1/33(4)	12,525	12,403,330
6.25%, 11/1/34(4)	8,345	8,338,562
10.25% to 3/15/28(4)(7)(8)	16,715	18,327,858
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	11,699	11,126,643
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)	5,450	5,141,916
5.00%, 1/31/28(4)	15,022	14,644,892
TransAlta Corp., 7.75%, 11/15/29	15,091	15,732,868
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)	10,260	9,878,539
5.00%, 7/31/27(4)	23,679	23,493,195
6.875%, 4/15/32(4)	14,100	14,615,979
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(4)	13,280	$ 13,341,559
8.625%, 3/15/33(4)	8,320	8,309,425
		$ 301,924,474
Total Corporate Bonds (identified cost $5,024,518,486)		$4,961,717,809

Preferred Stocks — 0.8%
Security	Principal Amount/ Shares	Value
Insurance — 0.3%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(2)	$15,830,000	$ 15,883,521
		$ 15,883,521
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	1,136,171	$ 28,892,829
		$ 28,892,829
Total Preferred Stocks (identified cost $46,973,600)		$ 44,776,350

Senior Floating-Rate Loans — 6.9%(10)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.3%
TransDigm, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 8/24/28		14,776	$ 14,773,717
			$ 14,773,717
Automotive & Auto Parts — 0.4%
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	12,305	$ 13,697,035
Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		12,349	12,140,782
			$ 25,837,817

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Building Materials — 0.3%
Associated Materials, Inc., Term Loan, 10.322%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	19,207	$ 17,982,519
		$ 17,982,519
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31	5,473	$ 5,416,653
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30	12,095	11,975,036
		$ 17,391,689
Diversified Media — 0.2%
CMG Media Corp., Term Loan, 7.899%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	9,706	$ 9,195,305
		$ 9,195,305
Energy — 0.5%
M6 ETX Holdings II Midco LLC, Term Loan, 7.324%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	12,980	$ 12,922,715
New Generation Gas Gathering LLC, Term Loan, 10.03%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	14,776	14,475,596
		$ 27,398,311
Food, Beverage & Tobacco — 0.3%
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	17,209	$ 17,099,377
		$ 17,099,377
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(1)(11)	12,060	$ 12,059,581
Spectacle Gary Holdings LLC, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 12/11/28	14,237	14,088,644
		$ 26,148,225
Healthcare — 1.2%
Bausch Health Co., Inc., Term Loan, 10.57%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	32,720	$ 30,947,721
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	8,971	8,713,006
Pluto Acquisition I, Inc.:
Term Loan, 9.803%, (3 mo. USD Term SOFR + 5.50%), 6/20/28	4,539	4,546,625
Borrower/Description	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Pluto Acquisition I, Inc.: (continued)
Term Loan - Second Lien, 8.302%, (3 mo. USD Term SOFR + 4.00%), 9/20/28	7,189	$ 6,245,544
Team Health Holdings, Inc., Term Loan, 9.53%, (3 mo. USD Term SOFR + 5.25%), 3/2/27	20,017	19,534,169
		$ 69,987,065
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	14,472	$ 11,272,396
		$ 11,272,396
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	11,487	$ 11,482,535
		$ 11,482,535
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.813%, (3 mo. USD Term SOFR + 5.50%), 5/23/29	19,996	$ 20,033,390
		$ 20,033,390
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	24,368	$ 24,217,971
		$ 24,217,971
Services — 0.3%
AlixPartners LLP, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	19,291	$ 19,303,162
		$ 19,303,162
Super Retail — 0.9%
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	8,890	$ 8,834,437
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	10,543	10,429,189
Petco Health & Wellness Co., Inc., Term Loan, 7.811%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	14,309	12,528,348
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	18,261	18,051,772
		$ 49,843,746

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Technology — 0.4%
Fortress Intermediate 3, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 6/27/31	21,984	$ 21,572,070
Riverbed Technology, Inc., Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 6.799% cash, 2.00% PIK, 7/1/28	3,631	2,007,133
		$ 23,579,203
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 4/16/29(12)	6,244	$ 5,987,247
Term Loan, 4/15/30(12)	7,937	7,584,240
		$ 13,571,487
Total Senior Floating-Rate Loans (identified cost $405,246,949)		$ 399,117,915

Miscellaneous — 0.2%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(1)(3)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(3)	$12,070,000	$ 0
		$ 0
Gaming — 0.2%
PGP Investors, LLC, Membership Interests(1)(2)	57,265	$ 10,240,672
		$ 10,240,672
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(3)	$6,987,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(3)	15,196,000	0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(3)	$9,257,000	$ 0
		$ 0
Security	Principal Amount/ Shares	Value
Services — 0.0%†
Hertz Corp., Escrow Certificates(3)	$3,679,000	$ 703,609
		$ 703,609
Total Miscellaneous (identified cost $0)		$ 10,944,281

Short-Term Investments — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(13)	205,222,776	$ 205,222,776
Total Short-Term Investments (identified cost $205,222,776)		$ 205,222,776
Total Investments — 98.4% (identified cost $5,713,499,580)		$5,671,829,444
Other Assets, Less Liabilities — 1.6%		$ 91,542,212
Net Assets — 100.0%		$5,763,371,656
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(2)	Restricted security (see Note 8).
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $4,428,417,087 or 76.8% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $75,215,654 or 1.3% of the Fund's net assets.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Fixed-rate loan.
(12)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(13)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	26,643,951	EUR	23,254,600	Bank of America, N.A.	7/31/25	$156,737	$ —
USD	10,783,463	EUR	9,422,842	Goldman Sachs International	7/31/25	50,755	—
USD	29,885,663	EUR	26,090,317	State Street Bank and Trust Company	7/31/25	168,539	—
USD	26,644,140	EUR	23,254,601	State Street Bank and Trust Company	7/31/25	156,925	—
USD	9,098,403	GBP	6,782,804	Citibank, N.A.	7/31/25	55,927	—
USD	236,925	GBP	176,726	State Street Bank and Trust Company	7/31/25	1,324	—
						$590,207	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $5,508,276,804)	$5,466,606,668
Affiliated investments, at value (identified cost $205,222,776)	205,222,776
Cash	2,873,773
Deposits for derivatives collateral — forward foreign currency exchange contracts	8,080,000
Interest receivable	84,752,209
Dividends receivable from affiliated investments	651,312
Receivable for investments sold	22,055,277
Receivable for Fund shares sold	6,664,980
Receivable for open forward foreign currency exchange contracts	590,207
Trustees' deferred compensation plan	284,899
Total assets	$5,797,782,101
Liabilities
Payable for investments purchased	$19,091,471
Payable for Fund shares redeemed	8,478,451
Distributions payable	1,205,738
Payable to affiliates:
Investment adviser fee	2,694,980
Distribution and service fees	140,810
Sub-transfer agency fee	73,265
Trustees' fees	9,042
Trustees' deferred compensation plan	284,899
Accrued expenses	2,431,789
Total liabilities	$34,410,445
Net Assets	$5,763,371,656
Sources of Net Assets
Paid-in capital	$6,383,295,675
Accumulated loss	(619,924,019)
Net Assets	$5,763,371,656
Class A Shares
Net Assets	$546,292,273
Shares Outstanding	106,101,028
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.15
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$5.32
Class C Shares
Net Assets	$28,424,009
Shares Outstanding	5,503,290
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$5.16
Class I Shares
Net Assets	$3,860,264,857
Shares Outstanding	749,521,444
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.15

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class R Shares
Net Assets	$18,601,418
Shares Outstanding	3,608,077
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.16
Class R6 Shares
Net Assets	$1,309,789,099
Shares Outstanding	254,310,354
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.15
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,613)	$3,262,694
Dividend income from affiliated investments	4,335,924
Interest income	185,103,708
Other income	506,333
Total investment income	$193,208,659
Expenses
Investment adviser fee	$16,712,465
Distribution and service fees:
Class A	679,274
Class C	149,756
Class R	47,384
Trustees’ fees and expenses	54,250
Custodian fee	329,013
Transfer and dividend disbursing agent fees	2,474,593
Legal and accounting services	111,639
Registration fees	79,729
Miscellaneous	99,012
Total expenses	$20,737,115
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$142,646
Total expense reductions	$142,646
Net expenses	$20,594,469
Net investment income	$172,614,190
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(10,544,051)
Foreign currency transactions	4,361,137
Forward foreign currency exchange contracts	(8,372,337)
Net realized loss	$(14,555,251)
Change in unrealized appreciation (depreciation):
Investments	$(50,595,793)
Foreign currency	97,041
Forward foreign currency exchange contracts	1,083,501
Net change in unrealized appreciation (depreciation)	$(49,415,251)
Net realized and unrealized loss	$(63,970,502)
Net increase in net assets from operations	$108,643,688

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$172,614,190	$307,089,723
Net realized loss	(14,555,251)	(104,769,814)
Net change in unrealized appreciation (depreciation)	(49,415,251)	485,546,848
Net increase in net assets from operations	$108,643,688	$687,866,757
Distributions to shareholders:
Class A	$(16,311,387)	$(33,819,087)
Class C	(785,688)	(1,716,089)
Class I	(119,592,670)	(206,769,840)
Class R	(545,061)	(1,100,020)
Class R6	(40,276,223)	(74,173,694)
Total distributions to shareholders	$(177,511,029)	$(317,578,730)
Transactions in shares of beneficial interest:
Class A	$(6,284,252)	$(42,206,173)
Class C	(2,304,047)	(5,735,985)
Class I	73,620,987	536,105,847
Class R	101,294	(459,737)
Class R6	103,972,414	5,076,992
Net increase in net assets from Fund share transactions	$169,106,396	$492,780,944
Net increase in net assets	$100,239,055	$863,068,971
Net Assets
At beginning of period	$5,663,132,601	$4,800,063,630
At end of period	$5,763,371,656	$5,663,132,601

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$5.21	$4.83	$4.83	$5.59	$5.34	$5.58
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.27	$0.23	$0.24	$0.25
Net realized and unrealized gain (loss)	(0.06)	0.39	0.01(2)	(0.71)	0.30	(0.17)
Total income (loss) from operations	$0.09	$0.68	$0.28	$(0.48)	$0.54	$0.08
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.27)	$(0.26)	$(0.24)	$(0.26)
Tax return of capital	—	—	(0.01)	(0.02)	(0.05)	(0.06)
Total distributions	$(0.15)	$(0.30)	$(0.28)	$(0.28)	$(0.29)	$(0.32)
Net asset value — End of period	$5.15	$5.21	$4.83	$4.83	$5.59	$5.34
Total Return(3)	1.82%(4)	14.38%	5.85%	(8.87)%	10.23%	1.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$546,292	$558,559	$557,880	$596,063	$841,709	$843,097
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.96%(7)	0.98%	1.02%	1.02%	1.01%	1.03%
Net expenses	0.96%(7)(8)	0.98%(8)	1.00%(8)	1.00%(8)	1.00%	1.01%
Net investment income	5.83%(7)	5.69%	5.49%	4.40%	4.21%	4.68%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	—	32%
Portfolio Turnover of the Fund	15%(4)	45%	29%	28%	63%	18%(10)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$5.22	$4.85	$4.85	$5.60	$5.35	$5.59
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.25	$0.23	$0.19	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.05)	0.38	0.01(2)	(0.71)	0.30	(0.18)
Total income (loss) from operations	$0.08	$0.63	$0.24	$(0.52)	$0.50	$0.03
Less Distributions
From net investment income	$(0.14)	$(0.26)	$(0.23)	$(0.21)	$(0.21)	$(0.22)
Tax return of capital	—	—	(0.01)	(0.02)	(0.04)	(0.05)
Total distributions	$(0.14)	$(0.26)	$(0.24)	$(0.23)	$(0.25)	$(0.27)
Net asset value — End of period	$5.16	$5.22	$4.85	$4.85	$5.60	$5.35
Total Return(3)	1.45%(4)	13.28%	5.02%	(9.39)%	9.39%	0.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,424	$31,061	$34,242	$43,919	$65,596	$85,246
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.71%(7)	1.73%	1.77%	1.77%	1.76%	1.78%
Net expenses	1.71%(7)(8)	1.73%(8)	1.75%(8)	1.75%(8)	1.75%	1.76%
Net investment income	5.08%(7)	4.94%	4.73%	3.65%	3.47%	3.95%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	—	32%
Portfolio Turnover of the Fund	15%(4)	45%	29%	28%	63%	18%(10)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$5.21	$4.83	$4.84	$5.59	$5.34	$5.59
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.29	$0.24	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.06)	0.39	0.00(2)(3)	(0.70)	0.30	(0.18)
Total income (loss) from operations	$0.10	$0.70	$0.29	$(0.46)	$0.55	$0.08
Less Distributions
From net investment income	$(0.16)	$(0.32)	$(0.29)	$(0.27)	$(0.25)	$(0.27)
Tax return of capital	—	—	(0.01)	(0.02)	(0.05)	(0.06)
Total distributions	$(0.16)	$(0.32)	$(0.30)	$(0.29)	$(0.30)	$(0.33)
Net asset value — End of period	$5.15	$5.21	$4.83	$4.84	$5.59	$5.34
Total Return(4)	1.95%(5)	14.67%	5.90%	(8.44)%	10.50%	1.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,860,265	$3,834,383	$3,061,662	$2,692,891	$4,267,314	$4,242,893
Ratios (as a percentage of average daily net assets):(6)(7)
Total expenses	0.72%(8)	0.73%	0.77%	0.77%	0.76%	0.78%
Net expenses	0.72%(8)(9)	0.73%(9)	0.75%(9)	0.75%(9)	0.75%	0.76%
Net investment income	6.07%(8)	5.94%	5.75%	4.64%	4.47%	4.91%
Portfolio Turnover of the Portfolio(10)	—	—	—	—	—	32%
Portfolio Turnover of the Fund	15%(5)	45%	29%	28%	63%	18%(11)
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(11)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$5.21	$4.84	$4.84	$5.60	$5.35	$5.59
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.28	$0.26	$0.22	$0.22	$0.24
Net realized and unrealized gain (loss)	(0.04)	0.38	0.01(2)	(0.72)	0.31	(0.18)
Total income (loss) from operations	$0.10	$0.66	$0.27	$(0.50)	$0.53	$0.06
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.26)	$(0.24)	$(0.23)	$(0.25)
Tax return of capital	—	—	(0.01)	(0.02)	(0.05)	(0.05)
Total distributions	$(0.15)	$(0.29)	$(0.27)	$(0.26)	$(0.28)	$(0.30)
Net asset value — End of period	$5.16	$5.21	$4.84	$4.84	$5.60	$5.35
Total Return(3)	1.90%(4)	13.86%	5.57%	(9.08)%	9.95%	1.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,601	$18,720	$17,774	$19,860	$25,010	$27,105
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.21%(7)	1.23%	1.27%	1.27%	1.26%	1.28%
Net expenses	1.21%(7)(8)	1.23%(8)	1.25%(8)	1.25%(8)	1.25%	1.26%
Net investment income	5.58%(7)	5.44%	5.24%	4.16%	3.97%	4.44%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	—	32%
Portfolio Turnover of the Fund	15%(4)	45%	29%	28%	63%	18%(10)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$5.21	$4.83	$4.84	$5.59	$5.35	$5.59
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.29	$0.25	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.06)	0.39	(0.00)(2)	(0.71)	0.30	(0.16)
Total income (loss) from operations	$0.10	$0.70	$0.29	$(0.46)	$0.55	$0.10
Less Distributions
From net investment income	$(0.16)	$(0.32)	$(0.29)	$(0.27)	$(0.26)	$(0.28)
Tax return of capital	—	—	(0.01)	(0.02)	(0.05)	(0.06)
Total distributions	$(0.16)	$(0.32)	$(0.30)	$(0.29)	$(0.31)	$(0.34)
Net asset value — End of period	$5.15	$5.21	$4.83	$4.84	$5.59	$5.35
Total Return(3)	2.00%(4)	14.77%	6.00%	(8.35)%	10.39%	1.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,309,789	$1,220,411	$1,128,506	$1,211,066	$1,318,299	$1,153,264
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.62%(7)	0.64%	0.68%	0.68%	0.67%	0.68%
Net expenses	0.62%(7)(8)	0.64%(8)	0.66%(8)	0.66%(8)	0.66%	0.66%
Net investment income	6.18%(7)	6.04%	5.85%	4.77%	4.55%	4.92%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	—	32%
Portfolio Turnover of the Fund	15%(4)	45%	29%	28%	63%	18%(10)
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Eaton Vance
Income Fund of Boston
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection

Eaton Vance
Income Fund of Boston
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $502,479,909 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $502,479,909 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,771,390,414
Gross unrealized appreciation	$86,092,504
Gross unrealized depreciation	(185,063,267)
Net unrealized depreciation	$(98,970,763)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1.5 billion	0.625%
$1.5 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion but less than $10 billion	0.555%
$10 billion and over	0.535%
For the six months ended April 30, 2025, the Fund’s investment adviser fee amounted to $16,712,465 or 0.59% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan

Eaton Vance
Income Fund of Boston
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $142,646 relating to the Fund's investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.00%, 1.75%, 0.75%, 1.25% and 0.66% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, no operating expenses were waived and/or reimbursed by EVM for the six months ended April 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $110,110 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,230 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025 in the amount of $2,625. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $679,274 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $112,317 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $23,692 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $37,439 and $23,692 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $659 and $1,013 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $942,199,887 and $827,973,171, respectively, for the six months ended April 30, 2025.

Eaton Vance
Income Fund of Boston
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	7,911,219	$ 40,860,074	13,618,497	$ 69,825,688
Issued to shareholders electing to receive payments of distributions in Fund shares	2,910,299	15,117,559	6,132,274	31,560,733
Redemptions	(12,004,785)	(62,261,885)	(27,934,308)	(143,592,594)
Net decrease	(1,183,267)	$ (6,284,252)	(8,183,537)	$ (42,206,173)
Class C
Sales	283,603	$ 1,475,588	682,525	$ 3,533,206
Issued to shareholders electing to receive payments of distributions in Fund shares	146,388	762,437	322,790	1,664,980
Redemptions	(874,270)	(4,542,072)	(2,123,278)	(10,934,171)
Net decrease	(444,279)	$ (2,304,047)	(1,117,963)	$ (5,735,985)
Class I
Sales	112,893,682	$585,102,637	221,962,345	$1,146,200,439
Issued to shareholders electing to receive payments of distributions in Fund shares	22,261,933	115,674,320	38,883,752	200,250,148
Redemptions	(121,942,452)	(627,155,970)	(158,097,352)	(810,344,740)
Net increase	13,213,163	$ 73,620,987	102,748,745	$ 536,105,847
Class R
Sales	628,963	$ 3,271,160	891,507	$ 4,580,121
Issued to shareholders electing to receive payments of distributions in Fund shares	104,374	542,673	212,770	1,096,421
Redemptions	(716,095)	(3,712,539)	(1,187,267)	(6,136,279)
Net increase (decrease)	17,242	$ 101,294	(82,990)	$ (459,737)
Class R6
Sales	39,637,380	$205,842,247	70,133,999	$ 359,960,205
Issued to shareholders electing to receive payments of distributions in Fund shares	7,418,243	38,540,446	13,955,239	71,826,543
Redemptions	(27,089,059)	(140,410,279)	(83,222,979)	(426,709,756)
Net increase	19,966,564	$103,972,414	866,259	$ 5,076,992

Eaton Vance
Income Fund of Boston
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities
At April 30, 2025, the Fund owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 8,968,362
Enviva LLC	12/6/24	387,716	2,426,451	5,621,882
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Total Common Stocks			$4,006,702	$14,590,244
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$15,830,000	$15,592,550	$15,883,521
Total Preferred Stocks			$15,592,550	$15,883,521
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$ 0	$10,240,672
Total Miscellaneous			$0	$10,240,672
Total Restricted Securities			$19,599,252	$40,714,437
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions

Eaton Vance
Income Fund of Boston
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$590,207(1)	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Fund's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$156,737	$ —	$ —	$ —	$156,737
Citibank, N.A.	55,927	—	—	—	55,927
Goldman Sachs International	50,755	—	—	—	50,755
State Street Bank and Trust Company	326,788	—	—	—	326,788
	$590,207	$—	$—	$—	$590,207
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the  Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(8,372,337)	$1,083,501
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.

Eaton Vance
Income Fund of Boston
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $106,570,000.
10  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
11  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $205,222,776, which represents 3.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$199,166,329	$804,333,222	$(798,276,775)	$ —	$ —	$205,222,776	$4,335,924	205,222,776
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 25,770,970	$ 7,590,504	$ 8,968,362	$ 42,329,836
Convertible Bonds	—	7,720,477	—	7,720,477
Corporate Bonds	—	4,961,717,809	—	4,961,717,809
Preferred Stocks	28,892,829	15,883,521	—	44,776,350
Senior Floating-Rate Loans	—	387,058,334	12,059,581	399,117,915
Miscellaneous	—	703,609	10,240,672	10,944,281
Short-Term Investments	205,222,776	—	—	205,222,776
Total Investments	$259,886,575	$5,380,674,254	$31,268,615	$5,671,829,444

Eaton Vance
Income Fund of Boston
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 590,207	$ —	$ 590,207
Total	$259,886,575	$5,381,264,461	$31,268,615	$5,672,419,651
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
13  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

This Page Intentionally Left Blank

EVIBX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025